UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Income Fund

Annual Report
5.31.13

A look at performance

Total returns for the period ended May 31, 2013

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13

Class A	5.52	7.75	6.56	5.52	45.26	88.83	3.08	3.08

Class B	4.64	7.69	6.46	4.64	44.86	86.99	2.52	2.52

Class C	8.64	7.99	6.31	8.64	46.86	84.32	2.52	2.52

Class I2	10.83	9.14	7.42	10.83	54.82	104.66	3.58	3.58

Class R12.3	10.03	8.43	6.70	10.03	49.90	91.33	2.74	2.74

Class R2[2,3]	10.61	8.71	6.98	10.61	51.84	96.40	3.28	3.28

Class R3[2,3]	10.18	8.50	6.75	10.18	50.39	92.11	2.90	2.90

Class R4[2,3]	10.51	8.82	7.06	10.51	52.57	97.83	3.37	3.27

Class R5[2,3]	10.68	9.11	7.36	10.68	54.61	103.49	3.63	3.63

Class R6[2,3]	10.92	9.23	7.53	10.92	55.50	106.61	3.66	3.66

Index†	0.91	5.50	4.66	0.91	30.69	57.72	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses, except as noted. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2*	Class R3	Class R4**	Class R5	Class R6
Net/Gross (%)	0.93	1.63	1.63	0.53	1.21	0.96	1.10	0.71	0.50	0.46

* Expenses have been estimated for the Class’s first full year of operations.

** The Fund’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through September 30, 2013.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	5-31-03	$18,699	$18,699	$15,772

Class C4	5-31-03	18,432	18,432	15,772

Class I2	5-31-03	20,466	20,466	15,772

Class R1[2]	5-31-03	19,133	19,133	15,772

Class R2[2]	5-31-03	19,640	19,640	15,772

Class R3[2]	5-31-03	19,211	19,211	15,772

Class R4[2]	5-31-03	19,783	19,783	15,772

Class R5[2]	5-31-03	20,349	20,349	15,772

Class R6[2]	5-31-03	20,661	20,661	15,772

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectuses.

3 Class R1 shares were first offered on 8-5-03; Class R3, Class R4, and Class R5 shares were first offered on 5-21-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Annual report | Income Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective May 15, 2013, Barry Evans relinquished his role as portfolio manager of the fund, as he assumes a new leadership role as president of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. Effective July 1, 2013, John Iles retired from the fund’s portfolio management team. The fund will continue to be managed by veteran managers Dan Janis and Thomas Goggins.

Global bond market performance was mixed over the past year, with developed-market government bonds and AAA-rated debt underperforming more speculative sectors.

For the year ended May 31, 2013, John Hancock Income Fund’s Class A shares posted a total return of 10.41%, excluding sales charges. By comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, returned 0.91%, and the fund’s peer group, the Morningstar, Inc. multisector bond fund category, posted an average return of 9.36%.† Our decision to continue to avoid U.S. Treasuries in favor of high-yield bonds and emerging-market debt was a key driver of the fund’s outperformance. U.S. Treasury yields had hit record lows in July 2012, and with the economy continuing to improve, we believed the risks of rising interest rates far outweighed the potential rewards in that sector. With low default rates, strong balance sheets, and attractive fundamentals, flows into high-yield bonds have been exceptionally strong. We took advantage of this trend and locked in some of our profits, allocating a portion of our lower-rated high-yield holdings into floating-rate loans. That asset class also has performed well recently as investors have grown more cognizant of the threat of rising interest rates. Meanwhile, the high-yield market posted robust gains during the period amid strong demand, and our sizable position benefited performance. On the international front, the fund’s allocation to Philippine government debt was one of its strongest performers. In developed markets, our tactical allocation to Irish debt also contributed positively to performance. We sold the fund’s position in Irish bonds at a profit during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,036.10	$4.57

Class B	1,000.00	1,032.50	8.11

Class C	1,000.00	1,032.50	8.11

Class I	1,000.00	1,038.00	2.64

Class R1	1,000.00	1,034.60	6.04

Class R2	1,000.00	1,036.90	3.86

Class R3	1,000.00	1,035.00	5.68

Class R4	1,000.00	1,036.30	3.86

Class R5	1,000.00	1,038.10	2.64

Class R6	1,000.00	1,038.50	2.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.40	$4.53

Class B	1,000.00	1,017.00	8.05

Class C	1,000.00	1,017.00	8.05

Class I	1,000.00	1,022.30	2.62

Class R1	1,000.00	1,019.00	5.99

Class R2	1,000.00	1,021.10	3.83

Class R3	1,000.00	1,019.30	5.64

Class R4	1,000.00	1,021.10	3.83

Class R5	1,000.00	1,022.30	2.62

Class R6	1,000.00	1,022.70	2.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the Fund’s prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.52%, 1.19%, 0.76%, 1.12%, 0.76%, 0.52%, and 0.45% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Income Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	45.8%	Capital Preferred Securities	2.3%

Foreign Government Obligations	27.2%	Asset Backed Securities	1.4%

Term Loans	7.5%	Convertible Bonds	1.2%

Collateralized Mortgage Obligations	5.6%	Common Stocks	0.5%

Preferred Securities	4.3%	Short-Term Investments & Other	4.2%

Country Composition[1]

United States	57.0%	Sweden	2.2%

Canada	8.6%	Indonesia	2.0%

Australia	3.4%	Thailand	2.0%

Singapore	2.6%	Brazil	1.9%

New Zealand	2.3%	Other Countries	15.8%

Philippines	2.2%

Quality Composition[1,2]

U.S. Government Agency CMO	0.6%	B	20.3%

AAA	16.7%	CCC & Below	5.5%

AA	7.0%	Equity	0.5%

A	4.6%	Preferred Securities	4.3%

BBB	17.4%	Not Rated	3.4%

BB	15.5%	Short-Term Investments & Other	4.2%

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. For additional information on these and other risk considerations, please see the fund’s prospectuses.

1 As a percentage of net assets on 5-31-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Income Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 45.8%			$1,722,023,981

(Cost $1,631,194,163)

Consumer Discretionary 10.0%				373,913,350

Auto Components 1.0%

American Axle & Manufacturing, Inc.	6.625	10-15-22	10,180,000	10,956,225

Lear Corp.	8.125	03-15-20	3,600,000	3,996,000

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,471,650

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,115,000	17,363,913

The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,912,913

Automobiles 1.5%

Chrysler Group LLC	8.250	06-15-21	2,600,000	2,938,000

Ford Motor Company	4.750	01-15-43	16,985,000	15,842,868

Ford Motor Company	6.625	10-01-28	6,818,000	7,892,278

Ford Motor Company	7.450	07-16-31	3,662,000	4,622,462

Ford Motor Credit Company LLC	4.250	02-03-17	7,065,000	7,546,409

General Motors Financial
Company, Inc. (S)	4.250	05-15-23	15,605,000	15,214,875

Hotels, Restaurants & Leisure 0.3%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 10,025,000	4,858,507

Fontainebleau Las Vegas
Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	2,159

Little Traverse Bay Bands of
Odawa Indians (S)	9.000	08-31-20	1,499,000	1,454,030

MGM Resorts International	8.625	02-01-19	3,375,000	3,990,938

Waterford Gaming LLC (S)	8.625	09-15-14	3,541,621	1,574,173

Household Durables 0.6%

Beazer Homes USA, Inc.	6.625	04-15-18	1,605,000	1,739,419

Beazer Homes USA, Inc.	8.125	06-15-16	5,400,000	5,994,000

Beazer Homes USA, Inc.	9.125	05-15-19	1,945,000	2,127,344

Meritage Homes Corp.	7.000	04-01-22	3,160,000	3,547,100

Standard Pacific Corp.	8.375	05-15-18	3,025,000	3,565,719

Standard Pacific Corp.	8.375	01-15-21	1,835,000	2,202,000

Taylor Morrison Communities, Inc. (S)	5.250	04-15-21	3,942,000	3,991,275

Internet & Catalog Retail 0.2%

QVC, Inc. (S)	5.950	03-15-43	8,385,000	8,613,433

Media 4.9%

AMC Entertainment, Inc.	8.750	06-01-19	4,210,000	4,620,475

AMC Entertainment, Inc.	9.750	12-01-20	9,214,000	10,642,170

12	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Cablevision Systems Corp.	8.000	04-15-20	6,700,000	$7,587,750

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,714,325

CCO Holdings LLC	5.750	01-15-24	11,600,000	11,716,000

Cinemark USA, Inc. (S)	4.875	06-01-23	15,590,000	15,531,538

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	4,414,125

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,610,070

Clear Channel Communications, Inc.	9.000	03-01-21	2,980,000	2,957,650

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	11,648,438

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	14,131,954

DISH DBS Corp.	4.625	07-15-17	1,670,000	1,670,000

DISH DBS Corp.	5.000	03-15-23	8,745,000	8,264,025

DISH DBS Corp.	5.875	07-15-22	1,940,000	1,944,850

DISH DBS Corp.	7.875	09-01-19	15,250,000	17,099,063

Gray Television, Inc.	7.500	10-01-20	1,400,000	1,498,000

Lamar Media Corp.	5.000	05-01-23	4,515,000	4,571,438

Quebecor Media, Inc.	7.375	01-15-21	CAD 1,310,000	1,396,238

Regal Entertainment Group	9.125	08-15-18	1,445,000	1,647,300

Shaw Communications, Inc.	5.500	12-07-20	CAD 3,155,000	3,481,531

Shaw Communications, Inc.	5.700	03-02-17	CAD 2,325,000	2,493,889

Shaw Communications, Inc.	6.500	06-02-14	CAD 3,055,000	3,072,032

Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,175,000	3,262,313

Univision Communications, Inc. (S)	6.750	09-15-22	9,130,000	9,814,750

Videotron Ltee (S)	7.125	01-15-20	CAD 4,670,000	4,956,484

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,330,131

WMG Acquisition Corp.	11.500	10-01-18	10,175,000	12,006,500

XM Satellite Radio, Inc. (S)	7.625	11-01-18	13,265,000	14,591,500

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,820,558

SACI Falabella (S)	3.750	04-30-23	5,995,000	5,769,970

Specialty Retail 0.7%

Automotores Gildemeister SA (S)	8.250	05-24-21	7,600,000	7,372,000

Hillman Group, Inc.	10.875	06-01-18	3,170,000	3,502,850

Toys R Us — Delaware, Inc. (S)	7.375	09-01-16	4,245,000	4,377,656

Toys R Us Property Company II LLC	8.500	12-01-17	1,575,000	1,667,531

Toys R Us, Inc.	10.375	08-15-17	7,940,000	8,674,450

Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory
Warehouse Corp.	10.000	02-15-19	8,545,000	9,538,356

PVH Corp.	7.375	05-15-20	3,700,000	4,097,750

Consumer Staples 1.9%				70,711,969

Beverages 0.6%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,710,000	3,761,766

Constellation Brands, Inc.	3.750	05-01-21	6,920,000	6,747,000

Constellation Brands, Inc.	4.250	05-01-23	9,675,000	9,505,688

Corporacion Lindley SA (S)	6.750	11-23-21	3,160,000	3,602,400

See notes to financial statements	Annual report | Income Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Food & Staples Retailing 0.3%

Rite Aid Corp.	9.250	03-15-20	9,835,000	$11,101,256

Food Products 0.5%

B&G Foods, Inc.	7.625	01-15-18	2,677,000	2,881,121

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	4,645,000	4,888,863

Marfrig Holding Europe BV (S)	8.375	05-09-18	1,760,000	1,619,200

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	6,056,200

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,693,750

Household Products 0.5%

Harbinger Group, Inc. (S)	7.875	07-15-19	16,765,000	17,854,725

Energy 4.4%				165,401,108

Energy Equipment & Services 0.7%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	5,067,600

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	13,652,800

PHI, Inc.	8.625	10-15-18	4,875,000	5,301,563

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,676,750

Gas Utilities 0.2%

DCP Midstream LLC (P)(S)	5.850	05-21-43	7,940,000	7,959,850

Oil, Gas & Consumable Fuels 3.5%

Arch Coal, Inc.	7.000	06-15-19	2,855,000	2,569,500

Arch Coal, Inc.	7.250	06-15-21	5,115,000	4,526,775

Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,100,000	3,348,000

CNOOC Finance 2013, Ltd.	3.000	05-09-23	9,045,000	8,601,750

EP Energy LLC	7.750	09-01-22	5,100,000	5,686,500

EPL Oil & Gas, Inc.	8.250	02-15-18	2,405,000	2,585,375

Forest Oil Corp. (S)	7.500	09-15-20	1,130,000	1,135,650

Halcon Resources Corp.	8.875	05-15-21	4,410,000	4,487,175

Linn Energy LLC (S)	6.250	11-01-19	6,980,000	7,032,350

Linn Energy LLC	8.625	04-15-20	2,725,000	2,983,875

MarkWest Energy Partners LP	6.500	08-15-21	2,012,000	2,177,990

MEG Energy Corp. (S)	6.375	01-30-23	2,405,000	2,465,125

Niska Gas Storage US LLC	8.875	03-15-18	4,380,000	4,599,000

Pertamina Persero PT (S)	5.250	05-23-21	3,910,000	4,085,950

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	2,849,000

Petrobras Global Finance BV	4.375	05-20-23	15,065,000	14,538,252

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,330,026

Petroleos Mexicanos	6.000	03-05-20	2,685,000	3,074,325

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	8,931,988

Regency Energy Partners LP	9.375	06-01-16	4,550,000	4,763,304

Sabine Pass Liquefaction LLC (S)	5.625	04-15-23	10,465,000	10,465,000

Samson Investment Company (S)	9.750	02-15-20	7,820,000	8,152,350

SandRidge Energy, Inc.	7.500	02-15-23	6,200,000	6,386,000

SM Energy Company (S)	5.000	01-15-24	8,050,000	8,130,500

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,836,785

Financials 15.6%				587,888,988

Capital Markets 1.2%

Affinion Group Holdings, Inc.	11.625	11-15-15	3,970,000	2,203,350

E*TRADE Financial Corp.	6.000	11-15-17	4,630,000	4,826,775

14	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Capital Markets (continued)

E*TRADE Financial Corp.	6.750	06-01-16	4,260,000	$4,558,200

Hongkong Land Treasury Services (Singapore)
Pte, Ltd.	3.860	12-29-17	SGD 4,000,000	3,290,551

JPMorgan Chase & Company
(5.150% to 5-1-23, then 3 month
LIBOR + 3.250%) (Q)	5.150	05-01-23	18,990,000	19,179,900

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 12,250,000	10,512,815

Commercial Banks 2.8%

ANZ National International, Ltd.	2.950	07-27-15	SGD 11,000,000	8,920,709

Banco Safra SA (S)	10.250	08-08-16	BRL 4,641,000	2,253,544

Banco Votorantim SA (S)	6.250	05-16-16	BRL 10,930,000	6,023,288

Bancolombia SA	5.950	06-03-21	5,995,000	6,564,525

BBVA Bancomer SA (S)	6.500	03-10-21	5,570,000	6,154,850

DBS Bank, Ltd. (S)	6.890	12-23-13	IDR 66,000,000,000	6,639,755

Fifth Third Bancorp (Q)	5.100	06-30-23	13,115,000	13,082,213

First Tennessee Bank NA	5.050	01-15-15	1,624,000	1,708,368

MB Financial Capital Trust V (P)(S)	1.580	12-15-37	2,970,000	2,049,300

National Australia Bank, Ltd.	6.000	02-15-17	AUD 5,420,000	5,583,729

PNC Financial Services Group, Inc. (P)(Q)	4.850	06-01-23	3,825,000	3,796,313

PNC Funding Corp.	5.625	02-01-17	3,360,000	3,791,259

Regions Financial Corp.	7.375	12-10-37	4,085,000	4,779,450

Standard Chartered Bank	2.220	07-05-13	SGD 17,000,000	13,453,948

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,602,975

The Royal Bank of Scotland PLC (P)	1.927	03-31-14	SGD 6,250,000	4,927,514

Westpac Banking Corp.	7.250	02-11-20	AUD 5,000,000	5,547,710

Zions Bancorporation (P)(Q)	5.800	06-15-23	7,675,000	7,732,563

Consumer Finance 0.1%

Discover Financial Services	5.200	04-27-22	3,100,000	3,417,214

Diversified Financial Services 7.6%

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,803,972

Citigroup, Inc.	6.250	06-29-17	NZD 9,880,000	8,368,707

Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	4,350,000	4,524,000

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	2,090,000	2,184,050

Corporacion Andina de Fomento	3.750	01-15-16	5,610,000	5,955,127

EUROFIMA	6.000	01-28-14	AUD 14,285,000	13,926,657

European Investment Bank	4.250	02-04-15	NOK 85,900,000	15,213,243

European Investment Bank	5.375	05-20-14	AUD 17,636,000	17,277,888

European Investment Bank	6.500	09-10-14	NZD 5,685,000	4,711,069

General Electric Capital Australia Funding
Pty, Ltd.	7.000	10-08-15	AUD 2,600,000	2,679,564

General Electric Capital Corp.	4.250	01-17-18	NZD 5,330,000	4,190,689

General Electric Capital Corp.	4.875	04-05-16	SEK 69,000,000	11,187,473

General Electric Capital Corp. (7.125%
until 6-15-22, then 3 month
LIBOR + 5.296%) (Q)	7.125	06-15-22	13,200,000	15,444,000

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 33,700,000	28,325,905

See notes to financial statements	Annual report | Income Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

Gruposura Finance (S)	5.700	05-18-21	5,165,000	$5,640,180

ING US, Inc. (P)(S)	5.650	05-15-53	15,635,000	15,713,175

Inter-American Development Bank	4.750	01-10-14	INR 330,650,000	5,798,741

Inter-American Development Bank	5.375	05-27-14	AUD 13,790,000	13,520,740

Intercorp Retail Trust (S)	8.875	11-14-18	3,985,000	4,493,088

International Bank for
Reconstruction & Development	2.125	05-29-17	NOK 17,190,000	2,947,126

International Bank for
Reconstruction & Development	3.250	04-14-14	NOK 50,300,000	8,675,086

International Bank for
Reconstruction & Development	4.500	08-16-16	NZD 9,400,000	7,717,421

International Bank for
Reconstruction & Development	5.375	12-15-14	NZD 18,470,000	15,187,708

iPayment, Inc.	10.250	05-15-18	1,620,000	1,441,800

Jefferies Group LLC	6.500	01-20-43	4,075,000	4,357,047

Kreditanstalt fuer Wiederaufbau	4.000	12-15-14	NOK 38,410,000	6,760,930

Kreditanstalt fuer Wiederaufbau	5.750	05-13-15	AUD 22,750,000	22,927,014

Kreditanstalt fuer Wiederaufbau	6.000	01-19-16	AUD 11,500,000	11,802,964

Kreditanstalt fuer Wiederaufbau	6.000	08-20-20	AUD 14,600,000	15,649,675

Merrill Lynch & Company, Inc. (P)	0.925	12-01-26	4,405,000	3,819,857

Moody’s Corp.	4.500	09-01-22	1,045,000	1,084,829

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,610,000	2,733,975

Insurance 2.1%

American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%)	8.175	05-15-58	29,550,000	38,710,500

Assured Guaranty Municipal Holdings, Inc.
(6.400% to 12-15-36, then 1 month
LIBOR + 2.215%) (S)	6.400	12-15-66	2,950,000	2,714,000

Glen Meadow Pass-Through Trust
(6.505% to 2-15-17, then 3 month
LIBOR + 2.125%) (S)	6.505	02-12-67	8,355,000	8,073,019

MetLife, Inc.	6.400	12-15-36	7,300,000	8,249,000

Prudential Financial, Inc.
(5.875% to 9-15-22, then 3 month
LIBOR + 4.175%)	5.875	09-15-42	9,555,000	10,331,344

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	2,585,000	2,765,950

The Allstate Corp. (6.500% to 5-15-37,
then 3 month LIBOR + 2.120%)	6.500	05-15-57	4,390,000	4,949,725

XL Group PLC, Series E (6.500% to 4-15-17,
then 3 month LIBOR + 2.458%) (Q)	6.500	04-15-17	3,315,000	3,323,288

Real Estate Investment Trusts 0.5%

Corrections Corp. of America (S)	4.125	04-01-20	6,441,000	6,465,154

DDR Corp.	4.625	07-15-22	4,035,000	4,317,644

Host Hotels & Resorts LP	4.750	03-01-23	8,050,000	8,528,564

Real Estate Management & Development 0.9%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 14,250,000	11,817,539

CBRE Services, Inc.	5.000	03-15-23	5,670,000	5,655,825

Country Garden Holdings
Company, Ltd. (S)	7.500	01-10-23	3,075,000	3,128,813

16	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Management & Development (continued)

Country Garden Holdings
Company, Ltd. (S)	11.125	02-23-18	2,090,000	$2,335,575

Realogy Corp. (S)	7.625	01-15-20	770,000	872,025

Realogy Corp. (S)	7.875	02-15-19	4,590,000	5,037,525

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	4,576,575

Thrifts & Mortgage Finance 0.4%

Nationstar Mortgage LLC (S)	7.875	10-01-20	2,175,000	2,381,625

Nationstar Mortgage LLC (S)	9.625	05-01-19	8,304,000	9,508,080

Nationstar Mortgage LLC (S)	9.625	05-01-19	3,055,000	3,482,700

Health Care 2.1%				77,970,368

Biotechnology 0.1%

Grifols, Inc.	8.250	02-01-18	2,465,000	2,683,769

Health Care Equipment & Supplies 0.2%

Alere, Inc.	8.625	10-01-18	6,760,000	7,317,700

Health Care Providers & Services 1.6%

Community Health Systems, Inc.	7.125	07-15-20	2,540,000	2,787,650

Emergency Medical Services Corp.	8.125	06-01-19	1,055,000	1,149,950

ExamWorks Group, Inc.	9.000	07-15-19	8,755,000	9,630,500

HCA, Inc.	7.500	02-15-22	10,400,000	12,116,000

HCA, Inc.	8.000	10-01-18	2,135,000	2,513,963

HCA, Inc.	8.500	04-15-19	10,000,000	10,900,000

Tenet Healthcare Corp. (S)	4.375	10-01-21	15,988,000	15,508,360

Vanguard Health Holding Company II LLC	7.750	02-01-19	3,699,000	3,957,930

Pharmaceuticals 0.2%

AbbVie, Inc. (S)	4.400	11-06-42	4,855,000	4,755,133

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	3,765,000	4,056,788

Valeant Pharmaceuticals
International, Inc. (S)	7.000	10-01-20	550,000	592,625

Industrials 3.2%				121,612,575

Aerospace & Defense 0.4%

Bombardier, Inc. (S)	7.750	03-15-20	5,660,000	6,622,200

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	8,370,000	9,123,300

Airlines 0.5%

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,348,951	2,607,335

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	3,416,278	3,984,405

TAM Capital 3, Inc. (S)	8.375	06-03-21	6,040,000	6,644,000

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,385,800

UAL 2009-1 Pass Through Trust	10.400	11-01-16	1,317,543	1,531,248

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,973,683	2,279,603

Building Products 0.3%

Euramax International, Inc.	9.500	04-01-16	1,370,000	1,342,600

Nortek, Inc.	8.500	04-15-21	2,700,000	2,956,500

Nortek, Inc.	10.000	12-01-18	5,125,000	5,688,750

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,373,700

See notes to financial statements	Annual report | Income Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Services & Supplies 0.8%

Covanta Holding Corp.	7.250	12-01-20	7,700,000	$8,416,046

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,362,500

Iron Mountain, Inc.	5.750	08-15-24	16,595,000	16,802,438

Construction & Engineering 0.2%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,340,000	1,989,000

Tutor Perini Corp.	7.625	11-01-18	4,835,000	5,100,925

Electrical Equipment 0.2%

Coleman Cable, Inc.	9.000	02-15-18	2,410,000	2,596,775

WPE International Cooperatief UA (S)	10.375	09-30-20	8,350,000	6,596,500

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,390,000	4,697,300

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	5,400,000	5,707,800

Smiths Group PLC (S)	7.200	05-15-19	520,000	626,524

Tenedora Nemak SA de CV (S)	5.500	02-28-23	2,810,000	2,866,200

Machinery 0.2%

Victor Technologies Group, Inc.	9.000	12-15-17	2,735,000	2,981,150

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,796,975

Marine 0.2%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	4,191,475

Navios South American Logistics, Inc.	9.250	04-15-19	1,595,000	1,734,563

Trading Companies & Distributors 0.0%

Aircastle, Ltd.	6.750	04-15-17	715,000	786,500

Aircastle, Ltd.	7.625	04-15-20	715,000	820,463

Information Technology 0.5%				19,532,400

Computers & Peripherals 0.1%

Seagate HDD Cayman	7.000	11-01-21	5,960,000	6,556,000

Internet Software & Services 0.1%

j2 Global, Inc.	8.000	08-01-20	1,935,000	2,080,125

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	7,492,875

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,403,400

Materials 4.2%				158,839,875

Chemicals 0.3%

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,580,000	1,619,500

TPC Group, Inc. (S)	8.750	12-15-20	8,560,000	9,030,800

Construction Materials 0.5%

Cemex Finance LLC (S)	9.375	10-12-22	3,100,000	3,472,000

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,945,700

Votorantim Cimentos SA (S)	7.250	04-05-41	8,760,000	9,373,200

Vulcan Materials Company	7.500	06-15-21	1,330,000	1,569,400

Containers & Packaging 0.8%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	4,394,250

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	8,745,000	9,499,256

Ball Corp.	4.000	11-15-23	12,770,000	12,211,313

18	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Containers & Packaging (continued)

Cascades, Inc.	7.875	01-15-20	1,695,000	$1,817,888

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,793,800

Pretium Packaging LLC	11.500	04-01-16	1,765,000	1,906,200

Metals & Mining 2.3%

APERAM (S)	7.750	04-01-18	2,880,000	2,865,600

ArcelorMittal	7.250	03-01-41	8,940,000	8,716,500

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,630,200

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,800,000	2,721,600

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	5,165,000	4,803,450

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,670,000	13,806,700

HudBay Minerals, Inc.	9.500	10-01-20	9,420,000	9,914,550

Inmet Mining Corp. (S)	7.500	06-01-21	5,035,000	5,123,113

Inmet Mining Corp. (S)	8.750	06-01-20	9,720,000	10,473,300

Metinvest BV (S)	8.750	02-14-18	5,905,000	5,905,000

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	5,220,529

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,400,000	3,248,623

SunCoke Energy, Inc.	7.625	08-01-19	5,960,000	6,377,200

Thompson Creek Metals Company, Inc.	7.375	06-01-18	3,675,000	3,325,875

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,487,478

Paper & Forest Products 0.3%

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,575,200

Sappi Papier Holding GmbH (S)	7.500	06-15-32	8,249,000	7,011,650

Telecommunication Services 2.4%				90,952,774

Diversified Telecommunication Services 1.6%

American Tower Corp.	4.700	03-15-22	3,640,000	3,870,922

American Tower Corp.	7.000	10-15-17	3,500,000	4,183,893

Crown Castle Towers LLC (S)	4.883	08-15-20	6,663,000	7,409,549

Frontier Communications Corp.	7.125	03-15-19	2,770,000	3,019,300

Frontier Communications Corp.	7.125	01-15-23	9,855,000	10,298,475

Frontier Communications Corp.	9.250	07-01-21	1,665,000	1,939,725

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,673,451

Intelsat Jackson Holdings SA (S)	6.625	12-15-22	12,270,000	12,776,138

Oi SA (S)	9.750	09-15-16	BRL 6,235,000	2,998,436

Satelites Mexicanos SA de CV	9.500	05-15-17	4,452,000	4,785,900

SingTel Group Treasury Pte, Ltd.	3.488	04-08-20	SGD 2,250,000	1,903,737

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,500,000	1,563,750

Wireless Telecommunication Services 0.8%

Digicel Group, Ltd. (S)	8.250	09-30-20	3,375,000	3,594,375

Digicel Group, Ltd. (S)	10.500	04-15-18	1,989,000	2,159,855

Digicel, Ltd. (S)	7.000	02-15-20	3,725,000	3,864,688

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	4,814,000	5,042,665

MetroPCS Wireless, Inc. (S)	6.625	04-01-23	3,000,000	3,172,500

SBA Tower Trust (S)	5.101	04-17-17	4,770,000	5,263,223

Softbank Corp. (S)	4.500	04-15-20	5,760,000	5,849,879

Sprint Nextel Corp. (S)	9.000	11-15-18	1,305,000	1,582,313

See notes to financial statements	Annual report | Income Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Utilities 1.5%				$55,200,574

Electric Utilities 0.2%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,585,975

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	5,904,675

Independent Power Producers & Energy Traders 1.1%

AES Corp.	4.875	05-15-23	19,339,000	19,000,568

Dynegy, Inc. (S)	5.875	06-01-23	9,015,000	8,879,775

GenOn Energy, Inc.	7.875	06-15-17	947,000	1,065,375

NRG Energy, Inc. (S)	6.625	03-15-23	10,395,000	10,992,713

Multi-Utilities 0.1%

Dominion Resources, Inc.	5.600	11-15-16	2,680,000	3,064,103

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	3,460,000	3,707,390

Convertible Bonds 1.2%				$44,073,857

(Cost $34,269,704)

Consumer Discretionary 0.8%				28,533,097

Automobiles 0.5%

Ford Motor Company	4.250	11-15-16	10,235,000	18,685,272

Media 0.3%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,018,000	9,847,825

Financials 0.1%				5,480,680

Capital Markets 0.0%

Ares Capital Corp. (S)	5.750	02-01-16	1,735,000	1,906,331

Real Estate Investment Trusts 0.1%

Dundee International	5.500	07-31-18	CAD 1,570,000	1,523,131

Transglobe Apartment (S)	5.400	09-30-18	CAD 1,960,000	2,051,218

Health Care 0.1%				2,504,775

Health Care Equipment & Supplies 0.1%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,504,775

Industrials 0.2%				7,555,305

Airlines 0.2%

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	7,555,305

Foreign Government Obligations 27.2%			$1,023,699,699

(Cost $1,021,384,328)

Australia 2.5%				92,460,128

New South Wales Treasury Corp.	6.000	05-01-20	AUD 35,125,000	38,313,650

Queensland Treasury Corp.	6.000	10-21-15	AUD 34,711,000	35,547,517

Queensland Treasury Corp.	6.000	04-21-16	AUD 18,003,000	18,598,961

Brazil 1.1%				43,498,500

Federative Republic of Brazil	8.500	01-05-24	BRL 31,675,000	15,269,604

Federative Republic of Brazil	10.250	01-10-28	BRL 22,960,000	12,220,749

Federative Republic of Brazil	12.500	01-05-16	BRL 30,750,000	16,008,147

20	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Canada 6.5%			$245,276,249

Canada Housing Trust No. 1 (S)	2.750	06-15-16	CAD 37,900,000	37,999,799

Export Development Canada	3.500	02-20-18	NZD 9,440,000	7,449,462

Government of Canada	1.250	03-01-18	CAD 76,165,000	72,576,227

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 8,485,000	9,339,761

Province of Alberta	1.700	12-15-17	CAD 16,235,000	15,581,998

Province of Ontario	3.150	09-08-15	CAD 26,750,000	26,840,822

Province of Ontario	3.150	12-15-17	8,155,000	8,824,648

Province of Ontario	6.250	06-16-15	NZD 30,690,000	25,773,123

Province of Quebec	4.500	12-01-16	CAD 32,770,000	34,652,596

Province of Quebec	6.750	11-09-15	NZD 7,310,000	6,237,813

Indonesia 1.9%				70,294,812

Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,750,650

Republic of Indonesia	6.125	05-15-28	IDR 197,000,000,000	19,146,308

Republic of Indonesia	7.000	05-15-22	IDR 137,000,000,000	15,040,810

Republic of Indonesia	8.250	07-15-21	IDR 120,260,000,000	14,191,429

Republic of Indonesia	9.500	06-15-15	IDR 13,720,000,000	1,528,873

Republic of Indonesia	10.000	07-15-17	IDR 99,270,000,000	11,950,456

Republic of Indonesia	14.250	06-15-13	IDR 36,000,000,000	3,686,286

Malaysia 1.9%				71,835,290

Government of Malaysia	3.835	08-12-15	MYR 50,450,000	16,571,075

Government of Malaysia	4.262	09-15-16	MYR 48,250,000	16,029,899

Government of Malaysia	3.314	10-31-17	MYR 22,000,000	7,105,666

Government of Malaysia	3.741	02-27-15	MYR 98,350,000	32,128,650

Mexico 0.8%				28,927,086

Government of Mexico	9.500	12-18-14	MXN 67,500,000	5,698,641

Government of Mexico	5.000	06-15-17	MXN 219,174,600	17,357,541

Government of Mexico	6.000	06-18-15	MXN 72,500,000	5,870,904

New Zealand 2.3%				87,957,114

Dominion of New Zealand	5.000	03-15-19	NZD 19,200,000	16,751,690

Dominion of New Zealand	6.000	04-15-15	NZD 14,550,000	12,279,827

Dominion of New Zealand	6.000	12-15-17	NZD 38,005,000	34,074,304

Dominion of New Zealand	6.000	05-15-21	NZD 26,500,000	24,851,293

Norway 0.9%				33,923,752

Government of Norway	4.500	05-22-19	NOK 77,991,000	15,415,736

Government of Norway	5.000	05-15-15	NOK 101,202,000	18,508,016

Peru 0.1%				2,608,395

Republic of Peru	7.350	07-21-25	1,930,000	2,608,395

Philippines 2.2%				83,336,856

Republic of Philippines	4.950	01-15-21	PHP 608,000,000	15,678,259

Republic of Philippines	5.875	12-16-20	PHP 609,320,800	17,141,649

Republic of Philippines	5.875	03-01-32	PHP 488,595,000	13,962,755

Republic of Philippines	6.250	01-14-36	PHP 252,000,000	7,452,094

Republic of Philippines	6.500	04-28-21	PHP 678,000,000	19,850,162

Republic of Philippines	8.125	12-16-35	PHP 254,043,000	9,251,937

See notes to financial statements	Annual report | Income Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Singapore 1.5%				$57,459,640

Republic of Singapore	2.375	04-01-17	SGD 22,500,000	18,874,348

Republic of Singapore	3.250	09-01-20	SGD 43,690,000	38,585,292

South Korea 1.4%				53,358,456

Korea Development Bank	4.375	08-10-15	1,530,000	1,624,194

Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW 1,205,430,000	914,767

Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW 1,205,430,000	929,243

Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW 1,205,430,000	958,410

Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW 1,205,430,000	943,578

Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW 1,205,430,000	973,300

Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW 1,205,430,000	987,681

Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW 1,205,430,000	1,002,323

Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW 1,205,430,000	1,017,081

Korea Treasury Bond Coupon Strips	3.347	09-10-14	KRW 1,205,430,000	1,031,823

Korea Treasury Bond Coupon Strips	3.356	03-10-14	KRW 1,205,430,000	1,045,921

Korea Treasury Bond Coupon Strips	3.371	09-10-13	KRW 1,205,430,000	1,059,786

Korea Treasury Bond Principal Strips, PO	3.286	09-10-18	KRW 41,928,000,000	31,817,996

Republic of Korea	3.500	03-10-17	KRW 10,000,000,000	9,050,341

Republic of Korea	5.750	09-10-18	KRW 2,000,000	2,012

Sweden 2.1%				78,264,511

Kingdom of Sweden	3.750	08-12-17	SEK 78,560,000	13,082,757

Kingdom of Sweden	4.500	08-12-15	SEK 129,600,000	21,065,980

Kingdom of Sweden	5.000	12-01-20	SEK 156,425,000	29,117,980

Svensk Exportkredit AB	7.625	06-30-14	NZD 18,040,000	14,997,794

Thailand 2.0%				74,498,910

Bank of Thailand	3.200	10-22-14	THB 1,217,750,000	40,523,784

Kingdom of Thailand	3.250	06-16-17	THB 1,015,000,000	33,975,126

Term Loans (M) 7.5%			$281,262,976

(Cost $280,490,053)

Consumer Discretionary 1.1%				41,434,449

Hotels, Restaurants & Leisure 0.4%

Ameristar Casinos, Inc.	4.000	04-16-18	3,287,669	3,300,912

Caesars Entertainment Operating
Company, Inc.	4.443	01-26-18	9,919,976	8,738,884

CCM Merger, Inc.	5.000	03-01-17	1,475,605	1,486,672

Las Vegas Sands LLC	2.700	11-23-16	3,271,415	3,272,001

Media 0.5%

Clear Channel Communications, Inc.	3.844	01-29-16	13,921,522	12,831,008

Mood Media Corp.	7.000	05-07-18	1,740,885	1,745,237

Univision Communications, Inc.	4.500	03-02-20	3,715,000	3,705,713

Multiline Retail 0.0%

The Neiman Marcus Group, Inc.	4.000	05-16-18	675,000	674,277

Specialty Retail 0.1%

Burlington Coat Factory
Warehouse Corp.	4.250	02-24-17	2,891,842	2,908,710

Textiles, Apparel & Luxury Goods 0.1%

Calceus Acquisition, Inc.	5.750	01-31-20	2,743,599	2,771,035

22	Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Consumer Staples 0.9%				$35,591,871

Food & Staples Retailing 0.4%

Rite Aid Corp.	5.750	08-21-20	945,000	976,008

SUPERVALU, Inc.	5.000	03-21-19	14,817,624	14,963,948

Food Products 0.2%

Del Monte Corp.	4.000	03-08-18	6,613,425	6,644,131

Household Products 0.3%

Huish Detergents, Inc.	5.500	03-23-20	12,931,000	13,007,784

Energy 0.4%				15,472,033

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	6.250	10-26-17	7,190,625	7,238,565

Oil, Gas & Consumable Fuels 0.2%

Arch Coal, Inc.	5.750	05-16-18	8,154,468	8,233,468

Financials 1.1%				40,204,557

Capital Markets 0.5%

Walter Investment Management
Corp.	5.750	11-28-17	125,000	126,375

Walter Investment Management Corp.	5.750	11-28-17	16,490,551	16,671,947

Diversified Financial Services 0.2%

Ocwen Loan Servicing LLC	5.000	02-15-18	5,530,000	5,606,038

Springleaf Finance Funding Company	5.500	05-10-17	2,865,368	2,871,637

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	09-28-17	14,423,333	14,603,625

Real Estate Management & Development 0.0%

Realogy Corp.	6.200	10-10-13	325,750	324,935

Health Care 0.9%				33,011,679

Biotechnology 0.2%

Aptalis Pharma, Inc.	5.500	02-10-17	3,271,532	3,281,755

Capsugel Holdings US, Inc.	4.750	08-01-18	2,965,646	3,002,717

Patheon, Inc.	7.250	12-06-18	1,960,150	1,984,652

Health Care Providers & Services 0.6%

Catalent Pharma Solutions, Inc.	3.694	09-15-16	3,595,818	3,621,672

Catalent Pharma Solutions, Inc.	4.250	09-15-17	6,670,932	6,707,622

MModal, Inc.	7.500	08-15-19	3,099,479	3,059,185

National Mentor Holdings, Inc.	6.500	02-09-17	7,191,386	7,281,278

Pharmaceuticals 0.1%

Warner Chilcott Company LLC	4.250	03-15-18	4,031,674	4,072,798

Industrials 0.6%				22,933,095

Airlines 0.2%

Delta Air Lines, Inc.	5.000	04-20-17	7,663,500	7,744,925

Road & Rail 0.1%

Swift Transportation Company LLC	4.000	12-21-17	2,086,451	2,109,053

Trading Companies & Distributors 0.3%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	10,205,000	10,241,054

Travelport LLC	5.533	08-21-15	2,843,039	2,838,063

See notes to financial statements	Annual report | Income Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Information Technology 0.2%				$7,796,998

Software 0.2%

First Data Corp.	4.195	03-23-18	3,562,924	3,545,109

First Data Corp.	4.199	03-24-17	3,115,089	3,101,460

First Data Corp.	4.199	09-24-18	1,155,000	1,150,429

Materials 0.8%				29,744,200

Chemicals 0.2%

US Coatings Acquisition, Inc.	4.750	02-03-20	9,185,000	9,268,813

Construction Materials 0.3%

Apex Tool Group LLC	4.500	02-01-20	6,855,000	6,889,275

Doncasters Group, Ltd.	5.500	03-28-20	3,815,000	3,841,228

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-07-20	6,780,000	6,772,583

Consolidated Container Company, LLC	5.000	07-03-19	2,950,175	2,972,301

Telecommunication Services 0.7%				24,409,044

Diversified Telecommunication Services 0.7%

Crown Castle Operating Company	3.250	01-31-19	8,317,222	8,332,817

Intelsat Jackson Holdings SA	5.250	02-03-14	5,309,083	5,309,083

RentPath, Inc.	6.250	05-02-20	10,945,000	10,767,144

Utilities 0.8%				30,665,050

Electric Utilities 0.7%

La Frontera Generation LLC	4.500	09-30-20	17,630,000	17,615,314

Otter Tail Corp. (T)	TBD	05-14-19	9,875,000	9,912,031

Independent Power Producers & Energy Traders 0.1%

Dynegy, Inc.	4.000	04-23-20	3,129,231	3,137,705

Capital Preferred Securities 2.3%				$85,551,565

(Cost $74,502,443)

Financials 2.3%				85,551,565

Commercial Banks 1.9%

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,694,000	2,795,025

First Tennessee Capital II	6.300	04-15-34	870,000	865,650

HSBC Finance Capital Trust IX
(5.911% to 11-30-15, then 3 month
LIBOR + 1.926%)	5.911	11-30-35	12,255,000	12,530,738

M&T Capital Trust I	8.234	02-01-27	1,725,000	1,715,123

PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) (Q)	6.750	08-01-21	5,830,000	6,682,638

USB Capital IX (P)(Q)	3.500	07-08-13	21,933,000	20,726,685

Wachovia Capital Trust III (P)(Q)	5.570	07-08-13	27,125,000	27,158,906

Diversified Financial Services 0.4%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	06-24-13	14,860,000	13,076,800

24	Income Fund | Annual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value

Collateralized Mortgage Obligations 5.6%			$209,670,577

(Cost $194,938,048)

Commercial & Residential 5.0%				186,265,983
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.873	04-25-35	4,787,907	4,843,456

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.941	12-25-46	53,247,900	4,258,607

Banc of America Commercial
Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	6,547,028

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.937	01-25-35	4,799,685	4,717,606

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.893	01-25-35	2,775,341	2,742,114
Series 2004-8, Class 1A (P)	0.893	09-25-34	922,443	890,824
Series 2005-7, Class 11A1 (P)	0.733	08-25-35	2,799,983	2,702,827

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.889	02-25-37	3,008,224	3,072,007

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.043	09-19-44	28,922,490	2,203,333
Series 2005-AR2, Class X2 IO	2.819	03-19-45	56,938,243	5,242,293

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12-05-19	4,455,000	4,637,767

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.860	07-10-38	3,475,000	3,859,620

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P)(S)	3.798	11-08-29	6,695,000	6,713,960

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.654	09-25-35	7,148,316	7,116,864

HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.260	05-19-35	20,806,540	1,420,862
Series 2005-9, Class 2A1C (P)	0.648	06-20-35	2,570,629	2,432,591
Series 2005-8, Class 1X IO	2.199	09-19-35	16,545,494	1,325,261
Series 2007-3, Class ES IO	0.350	05-19-47	39,551,107	276,858
Series 2007-4, Class ES IO	0.350	07-19-47	44,511,065	311,577
Series 2007-6, Class ES IO (S)	0.342	08-19-37	33,143,657	232,006

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.983	10-25-36	48,410,845	3,822,520
Series 2005-AR18, Class 2X IO	1.626	10-25-36	50,833,833	2,472,217

JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	3.048	07-25-35	5,498,497	5,545,778

JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.243	12-15-44	5,455,000	5,940,140
Series 2006-LDP7, Class AM (P)	5.861	04-15-45	11,250,000	12,515,569

Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (P)	2.523	02-25-35	2,371,866	2,431,163
Series 2006-3, Class 2A1 (P)	2.554	10-25-36	2,464,190	2,385,338
Series 2007-1, Class 2A1 (P)	2.913	01-25-37	14,743,282	14,853,208

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.306	01-12-44	7,010,000	7,652,642

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,975,000	3,325,559

See notes to financial statements	Annual report | Income Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	$9,524,936

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.652	10-25-34	3,417,296	3,426,533
Series 2004-9, Class 1A (P)	5.732	11-25-34	3,390,020	3,296,174

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.503	11-25-35	4,150,955	4,007,336

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.583	12-25-33	3,781,781	3,801,450

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.487	10-25-45	136,773,020	7,709,184
Series 2005-AR19, Class A1A2 (P)	0.483	12-25-45	5,111,573	4,767,697
Series 2005-AR2, Class X IO	1.620	01-25-45	40,363,461	2,126,981
Series 2005-AR6, Class 2A1A (P)	0.423	04-25-45	5,085,462	4,747,024
Series 2005-AR8, Class 2AB2 (P)	0.613	07-25-45	5,482,953	5,116,418

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12-25-34	4,719,138	4,810,676
Series 2005-AR5, Class 1A1 (P)	2.669	04-25-35	6,474,937	6,439,979

U.S. Government Agency 0.6%				23,404,594

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07-15-42	13,683,694	3,287,683

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	13,976,029	2,364,179
Series 2013-46, Class MI IO	3.500	05-25-43	62,482,146	8,142,498
Series 398, Class C3 IO	4.500	05-25-39	3,098,231	365,334
Series 402, Class 3 IO	4.000	11-25-39	4,468,809	646,484
Series 402, Class 4 IO	4.000	10-25-39	7,051,746	709,971
Series 402, Class 7 IO	4.500	11-25-39	9,541,685	1,060,632
Series 406, Class 3 IO	4.000	01-25-41	10,129,175	1,615,902
Series 407, Class 4 IO	4.500	03-25-41	15,924,618	2,224,956
Series 407, Class 7 IO	5.000	03-25-41	13,152,775	2,068,863
Series 407, Class 8 IO	5.000	03-25-41	6,496,188	918,092

Asset Backed Securities 1.4%				$50,995,689

(Cost $47,375,693)
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	19,160,000	20,041,532

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	18,339,563	20,344,609

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.693	06-25-33	2,365,080	2,258,789

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	7,563,360	8,350,759

			Shares	Value
Common Stocks 0.5%				$19,003,385

(Cost $18,350,827)

Consumer Discretionary 0.0%				216,768

Auto Components 0.0%

Lear Corp.			3,614	216,768

Media 0.0%

Vertis Holdings, Inc. (I)			300,120	0

26	Income Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 0.5%		$18,632,489

Commercial Banks 0.5%

Talmer Bancorp, Inc. (I)(S)	1,983,302	17,844,680

Real Estate Investment Trusts 0.0%

Dundee International	79,684	787,809

Materials 0.0%		59,384

Chemicals 0.0%

LyondellBasell Industries NV, Class A	104	6,932

Containers & Packaging 0.0%

Rock-Tenn Company, Class A	531	52,452

Telecommunication Services 0.0%		94,744

Diversified Telecommunication Services 0.0%

Deutsche Telekom AG, ADR	8,253	94,744

Preferred Securities 4.3%		$163,208,726

(Cost $151,555,134)

Consumer Discretionary 0.5%		18,896,443

Auto Components 0.3%

The Goodyear Tire & Rubber Company,
5.875%	190,600	9,520,470

Automobiles 0.1%

General Motors Company, Series B, 4.750%	94,000	4,588,140

Household Durables 0.1%

Beazer Homes USA, Inc., 7.500%	144,125	4,787,833

Financials 3.0%		113,554,668

Commercial Banks 2.1%

First Tennessee Bank NA, 3.750% (S)	20,120	15,498,688

M&T Bank Corp., Series A, 5.000%	7,985	8,304,400

M&T Bank Corp., Series C, 5.000%	495	514,800

Regions Financial Corp., 6.375%	360,920	9,142,104

U.S. Bancorp, 3.500%	8,280	7,611,059

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	385,125	11,172,476

Wells Fargo & Company, Series L, 7.500%	14,715	18,467,325

Wintrust Financial Corp., 5.000%	1,030	1,102,450

Zions Bancorporation, 6.300%	266,515	7,081,304

Diversified Financial Services 0.1%

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%)	2,730,000	3,112,200

Insurance 0.7%

Hartford Financial Services
Group, Inc., 7.875%	408,525	12,500,865

MetLife, Inc., 5.000%	183,480	9,762,971

Reinsurance Group of America, Inc., 6.200%	253,754	6,815,832

Real Estate Investment Trusts 0.1%

FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,468,194

See notes to financial statements	Annual report | Income Fund	27

			Shares	Value
Industrials 0.2%				$9,591,043

Aerospace & Defense 0.2%

United Technologies Corp., 7.500%			158,950	9,591,043

Utilities 0.6%				21,166,572

Electric Utilities 0.6%

Nextera Energy, Inc., 5.889%			93,750	5,025,938

PPL Corp., 8.750%			300,235	16,140,634

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$27,542

(Cost $142)

Consumer Discretionary 0.0%				26,450

Lear Corp., Series B (I)	8.750	12-01-16	2,645,000	26,450

Materials 0.0%				1,092

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	455,000	1,092

			Shares	Value
Warrants 0.0%				$47,457

(Cost $0)
Lear Corp. (Expiration Date 11-09-14, Strike Price: $0.005) (I)			403	47,457

Short-Term Investments 3.4%			$128,496,000

(Cost $128,496,000)

Repurchase Agreement 3.4%				128,496,000

Barclays Tri-Party Repurchase Agreement dated 5-31-13 at 0.060%
to be repurchased at $40,685,203 on 6-3-13, collateralized by
$40,496,900 U.S. Treasury Notes, 0.875%–1.500% due 2-28-17 to
8-31-18 (valued at $41,498,929, including interest)			40,685,000	40,685,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $87,811,073 on 6-3-13, collateralized by $88,740,000 U.S. Treasury Notes, 0.875% due 2-28-17 (valued
at $89,571,938, including interest)			87,811,000	87,811,000

Total investments (Cost $3,582,556,535)† 99.2%			$3,728,061,454

Other assets and liabilities, net 0.8%				$31,099,294

Total net assets 100.0%			$3,759,160,748

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

28	Income Fund | Annual report	See notes to financial statements

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht

Notes to Schedule of Investments

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To Be Determined

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $733,828,492 or 19.5% of the Fund’s net assets as of 5-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,596,466,380. Net unrealized appreciation aggregated $131,595,074, of which $214,771,985 related to appreciated investment securities and $83,176,911 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 5-31-13:

United States	57.0%
Canada	8.6%
Australia	3.4%
Singapore	2.6%
New Zealand	2.3%
Philippines	2.2%
Sweden	2.2%
Indonesia	2.0%
Thailand	2.0%
Brazil	1.9%
Other Countries	15.8%

See notes to financial statements	Annual report | Income Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,582,556,535)	$3,728,061,454
Foreign currency, at value (Cost $17,600,626)	17,421,410
Receivable for investments sold	21,833
Receivable for fund shares sold	7,466,816
Receivable for forward foreign currency exchange contracts	53,996,480
Dividends and interest receivable	45,287,611
Other receivables and prepaid expenses	168,832

Total assets	3,852,424,436

Liabilities

Due to custodian	2,174
Payable for investments purchased	59,497,251
Payable for forward foreign currency exchange contracts	18,140,796
Payable for fund shares repurchased	12,970,346
Distributions payable	1,484,493
Payable to affiliates
Accounting and legal services fees	106,847
Transfer agent fees	454,961
Distribution and service fees	11,356
Trustees’ fees	43,160
Other liabilities and accrued expenses	552,304

Total liabilities	93,263,688

Net assets	$3,759,160,748

Net assets consist of

Paid-in capital	$3,646,331,320
Accumulated distributions in excess of net investment income	(39,949,335)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(27,735,159)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	180,513,922

Net assets	$3,759,160,748

30	Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,675,787,388 ÷ 247,168,036 shares)[1]	$6.78
Class B ($185,945,036 ÷ 27,424,023 shares)[1]	$6.78
Class C ($751,270,683 ÷ 110,806,641 shares)[1]	$6.78
Class I ($1,110,577,030 ÷ 164,132,535 shares)	$6.77
Class R1 ($17,727,859 ÷ 2,606,429 shares)	$6.80
Class R2 ($217,572 ÷ 32,130 shares)	$6.77
Class R3 ($3,394,709 ÷ 500,870 shares)	$6.78
Class R4 ($4,220,889 ÷ 622,422 shares)	$6.78
Class R5 ($9,438,425 ÷ 1,394,037 shares)	$6.77
Class R6 ($581,157 ÷ 85,811 shares)	$6.77

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$7.10

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Income Fund	31

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$193,514,895
Dividends	7,839,656
Less foreign taxes withheld	(2,124,268)

Total investment income	199,230,283

Expenses

Investment management fees	10,915,274
Distribution and service fees	15,012,587
Accounting and legal services fees	640,538
Transfer agent fees	5,570,840
Trustees’ fees	203,650
State registration fees	288,674
Printing and postage	227,373
Professional fees	282,348
Custodian fees	1,324,904
Registration and filing fees	96,999
Other	96,388

Total expenses	34,659,575
Less expense reductions	(2,930)

Net expenses	34,656,645

Net investment income	164,573,638

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	73,428,975
Investments in affiliated issuers	(2,016,494)
Futures contracts	1,253,756
Foreign currency transactions	(19,313,030)
53,353,207
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	93,390,625
Investments in affiliated issuers	4,887,568
Translation of assets and liabilities in foreign currencies	971,005
99,249,198
Net realized and unrealized gain	152,602,405

Increase in net assets from operations	$317,176,043

32	Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$164,573,638	$186,110,356
Net realized gain (loss)	53,353,207	(335,956)
Change in net unrealized appreciation (depreciation)	99,249,198	(173,216,763)

Increase in net assets resulting from operations	317,176,043	12,557,637

Distributions to shareholders
From net investment income
Class A	(89,217,619)	(105,695,767)
Class B	(8,243,033)	(8,748,530)
Class C	(33,927,185)	(37,317,144)
Class I	(33,001,896)	(33,684,290)
Class R1	(714,780)	(560,777)
Class R2	(6,331)	(1,433)
Class R3	(199,068)	(149,386)
Class R4	(150,744)	(91,716)
Class R5	(487,314)	(428,314)
Class R6	(21,228)	(4,783)
From net realized gain
Class A	(2,528,001)	(6,735,001)
Class B	(271,603)	(638,790)
Class C	(1,114,187)	(2,749,085)
Class I	(828,141)	(2,039,272)
Class R1	(21,851)	(37,384)
Class R2	(146)	—
Class R3	(6,044)	(10,019)
Class R4	(4,108)	(4,013)
Class R5	(11,194)	(22,171)
Class R6	(602)	(370)

Total distributions	(170,755,075)	(198,918,245)

From Fund share transactions	318,329,046	349,573,476

Total increase	464,750,014	163,212,868

Net assets

Beginning of year	3,294,410,734	3,131,197,866

End of year	$3,759,160,748	$3,294,410,734

Accumulated distributions in excess of net
investment income	($39,949,335)	($28,354,904)

See notes to financial statements	Annual report | Income Fund	33

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.32	$5.61	$6.40
Net investment income[1]	0.34	0.38	0.43	0.48	0.41
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	0.55	0.73	(0.64)
Total from investment operations	0.66	0.03	0.98	1.21	(0.23)
Less distributions
From net investment income	(0.34)	(0.39)	(0.43)	(0.47)	(0.42)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.35)	(0.41)	(0.45)	(0.50)	(0.56)
Net asset value, end of period	$6.78	$6.47	$6.85	$6.32	$5.61
Total return (%)[2]	10.41	0.51	15.85	22.03	(3.06)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,676	$1,751	$1,775	$1,155	$720
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.93	0.91	0.85	0.93[3]
Expenses net of fee waivers and credits	0.90	0.93	0.91	0.85	0.93[3]
Net investment income	5.05	5.82	6.42	7.77	7.23
Portfolio turnover (%)	53	42	33	67	43

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.33	$5.61	$6.40
Net investment income[1]	0.29	0.33	0.38	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	0.54	0.73	(0.64)
Total from investment operations	0.61	(0.02)	0.92	1.17	(0.27)
Less distributions
From net investment income	(0.29)	(0.34)	(0.38)	(0.42)	(0.38)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.30)	(0.36)	(0.40)	(0.45)	(0.52)
Net asset value, end of period	$6.78	$6.47	$6.85	$6.33	$5.61
Total return (%)[2]	9.64	(0.19)	14.86	21.37	(3.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$186	$179	$164	$144	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.63	1.61	1.55	1.63[3]
Expenses net of fee waivers and credits	1.60	1.63	1.61	1.55	1.63[3]
Net investment income	4.34	5.10	5.75	7.07	6.51
Portfolio turnover (%)	53	42	33	67	43

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Income Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.47	$6.85	$6.32	$5.61	$6.40
Net investment income[1]	0.29	0.33	0.38	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	0.55	0.72	(0.64)
Total from investment operations	0.61	(0.02)	0.93	1.16	(0.27)
Less distributions
From net investment income	(0.29)	(0.34)	(0.38)	(0.42)	(0.38)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.30)	(0.36)	(0.40)	(0.45)	(0.52)
Net asset value, end of period	$6.78	$6.47	$6.85	$6.32	$5.61
Total return (%)[2]	9.64	(0.19)	15.04	21.18	(3.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$751	$757	$668	$400	$201
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.63	1.61	1.55	1.63[3]
Expenses net of fee waivers and credits	1.60	1.63	1.61	1.55	1.63[3]
Net investment income	4.35	5.10	5.71	7.05	6.53
Portfolio turnover (%)	53	42	33	67	43

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.46	$6.84	$6.31	$5.59	$6.40
Net investment income[1]	0.36	0.40	0.45	0.51	0.42
Net realized and unrealized gain (loss) on investments	0.33	(0.35)	0.55	0.73	(0.65)
Total from investment operations	0.69	0.05	1.00	1.24	(0.23)
Less distributions
From net investment income	(0.37)	(0.41)	(0.45)	(0.49)	(0.44)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.38)	(0.43)	(0.47)	(0.52)	(0.58)
Net asset value, end of period	$6.77	$6.46	$6.84	$6.31	$5.59
Total return (%)	10.83	0.90	16.36	22.71	(3.03)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,111	$577	$510	$141	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	0.53	0.48	0.48	0.57[2]
Expenses net of fee waivers and credits	0.52	0.53	0.48	0.48	0.57[2]
Net investment income	5.36	6.19	6.77	8.10	7.70
Portfolio turnover (%)	53	42	33	67	43

1 Based on the average daily shares outstanding.
2 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Income Fund	35

CLASS R1 SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.49	$6.86	$6.33	$5.61	$6.40
Net investment income[1]	0.32	0.36	0.41	0.46	0.38
Net realized and unrealized gain (loss) on investments	0.32	(0.35)	0.56	0.73	(0.64)
Total from investment operations	0.64	0.01	0.97	1.19	(0.26)
Less distributions
From net investment income	(0.32)	(0.36)	(0.42)	(0.44)	(0.39)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.33)	(0.38)	(0.44)	(0.47)	(0.53)
Net asset value, end of period	$6.80	$6.49	$6.86	$6.33	$5.61
Total return (%)	10.03	0.29	15.68	21.61	(3.44)

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$12	$9	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.21	1.13	1.22	1.33
Expenses net of fee waivers and credits	1.19	1.21	1.13	1.22	1.33
Net investment income	4.72	5.52	6.24	7.42	6.81
Portfolio turnover (%)	53	42	33	67	43

1 Based on the average daily shares outstanding.

CLASS R2 SHARES Period ended	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.46	$6.61
Net investment income[2]	0.34	0.08
Net realized and unrealized gain (loss) on investments	0.33	(0.14)
Total from investment operations	0.67	(0.06)
Less distributions
From net investment income	(0.35)	(0.09)
From net realized gain	(0.01)	—
Total distributions	(0.36)	(0.09)
Net asset value, end of period	$6.77	$6.46
Total return (%)	10.61	(0.85)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	0.72[5]
Expenses net of fee waivers and credits	0.73	0.72[5]
Net investment income	5.11	4.89[5]
Portfolio turnover (%)	53	42[6]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

36	Income Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.32	0.37	0.41	0.47	0.01
Net realized and unrealized gain (loss) on investments	0.33	(0.35)	0.56	0.72	0.01
Total from investment operations	0.65	0.02	0.97	1.19	0.02
Less distributions
From net investment income	(0.33)	(0.37)	(0.42)	(0.44)	(0.01)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.34)	(0.39)	(0.44)	(0.47)	(0.01)
Net asset value, end of period	$6.78	$6.47	$6.84	$6.31	$5.59
Total return (%)[3]	10.18	0.42	15.73	21.80	0.36[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.11	1.08	1.63	3.49[6,7]
Expenses net of fee waivers and credits	1.10	1.11	1.08	1.25	1.25[6,7]
Net investment income	4.83	5.61	6.10	7.43	6.02[6]
Portfolio turnover (%)	53	42	33	67	43

1 The inception date for Class R3 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R4 SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.35	0.38	0.43	0.49	0.01
Net realized and unrealized gain (loss) on investments	0.32	(0.34)	0.56	0.72	0.01
Total from investment operations	0.67	0.04	0.99	1.21	0.02
Less distributions
From net investment income	(0.35)	(0.39)	(0.44)	(0.46)	(0.01)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.36)	(0.41)	(0.46)	(0.49)	(0.01)
Net asset value, end of period	$6.78	$6.47	$6.84	$6.31	$5.59
Total return (%)[3]	10.51	0.69	16.06	22.17	0.36[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$1	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.81	0.80	0.92	3.25[6,7]
Expenses net of fee waivers and credits	0.71	0.81	0.80	0.92	0.95[6,7]
Net investment income	5.22	5.85	6.56	7.74	6.32[6]
Portfolio turnover (%)	53	42	33	67	43

1 The inception date for Class R4 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Income Fund	37

CLASS R5 SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.37	0.41	0.45	0.52	0.01
Net realized and unrealized gain (loss) on investments	0.31	(0.35)	0.55	0.71	0.01
Total from investment operations	0.68	0.06	1.00	1.23	0.02
Less distributions
From net investment income	(0.37)	(0.41)	(0.45)	(0.48)	(0.01)
From net realized gain	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.38)	(0.43)	(0.47)	(0.51)	(0.01)
Net asset value, end of period	$6.77	$6.47	$6.84	$6.31	$5.59
Total return (%)[3]	10.68	1.04	16.34	22.52	0.36[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$11	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	0.50	0.53	0.99	3.00[6,7]
Expenses net of fee waivers and credits	0.50	0.50	0.53	0.65	0.65[6,7]
Net investment income	5.44	6.22	6.80	8.23	6.62[6]
Portfolio turnover (%)	53	42	33	67	43

1 The inception date for Class R5 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R6 SHARES Period ended	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.46	$6.57
Net investment income[2]	0.36	0.30
Net realized and unrealized gain (loss) on investments	0.33	(0.08)
Total from investment operations	0.69	0.22
Less distributions
From net investment income	(0.37)	(0.31)
From net realized gain	(0.01)	(0.02)
Total distributions	(0.38)	(0.33)
Net asset value, end of period	$6.77	$6.46
Total return (%)	10.92	3.41[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45	0.46[5]
Expenses net of fee waivers and credits	0.45	0.46[5]
Net investment income	5.39	6.10[5]
Portfolio turnover (%)	53	42[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

38	Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Income Fund (the Fund), is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other

Annual report | Income Fund	39

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 5-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,722,023,981	—	$1,710,306,723	$11,717,258
Convertible Bonds	44,073,857	—	44,073,857	—
Foreign Government
Obligations	1,023,699,699	—	1,023,699,699	—
Term Loans	281,262,976	—	281,262,976	—
Capital Preferred Securities	85,551,565	—	85,551,565	—
Collateralized Mortgage
Obligations	209,670,577	—	208,850,136	820,441
Asset Backed Securities	50,995,689	—	50,995,689	—
Common Stocks	19,003,385	$1,158,705	—	17,844,680
Preferred Securities	163,208,726	143,495,388	19,713,338	—
Escrow Certificates	27,542	—	1,092	26,450
Warrants	47,457	—	47,457	—
Short-Term Investments	128,496,000	—	128,496,000	—

Total Investments in
Securities	$3,728,061,454	$144,654,093	$3,552,998,532	$30,408,829
Other Financial Instruments:
Forward Foreign
Currency Contracts	$35,855,684	—	$35,855,684	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

40	Income Fund | Annual report

		COLLATERALIZED
	CORPORATE	MORTGAGE	COMMON	PREFERRED	ESCROW
	BONDS	OBLIGATIONS	STOCKS	SECURITIES	CERTIFICATES	TOTALS

Balance as of 5-31-12	$28,260,960	$873,369	$8,459,253	$11,802,112	$19,838	$49,415,532
Realized gain (loss)	(373,049)	—	(176,347)	(1,840,148)	92,750	($2,296,794)
Change in unrealized
appreciation (depreciation)	1,409,258	(52,928)	3,422,750	4,391,956	6,612	$9,177,648
Purchases	2,027,025	—	6,909,784	—	—	$8,936,809
Sales	(19,606,936)	—	(770,760)	(14,353,920)	(92,750)	($34,824,366)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 5-31-13	$11,717,258	$820,441	$17,844,680	—	$26,450	$30,408,829

Change in unrealized at
period end*	$262,146	($52,928)	$2,927,138	—	$6,612	$3,142,968

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2013, the Fund had $30,661,110 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based

Annual report | Income Fund	41

on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013 were $3,720. For the year ended May 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

42	Income Fund | Annual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $5,860,110 available to offset future net realized capital gains as of May 31, 2013, which expires as follows: $301,137 –May 31, 2017 and $5,558,973 – May 31, 2018.

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2013 and May 31, 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$170,755,075	$198,918,245

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Annual report | Income Fund	43

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2013, the Fund used futures contracts to manage duration of the portfolio. During the year ended May 31, 2013, the Fund held futures contracts with notional values ranging up to $282.8 million. There were no open futures contracts as of May 31, 2013.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor the Fund thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended May 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the year ended May 31, 2013, the Fund held forward foreign currency contracts with U.S. dollar notional values ranging from $986.3 million to $8.4 billion, as measured at each quarter end. The following table summarizes the contracts held at May 31, 2013.

44	Income Fund | Annual report

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	16,960,000	$17,393,582	Deutsche Bank AG	7-9-13	($1,203,292)
AUD	20,000,000	20,304,600	HSBC Bank USA, N.A.	7-9-13	(1,212,276)
AUD	55,679,529	57,316,487	State Street Bank and	7-9-13	(4,163,908)
			Trust Company
CAD	9,673,309	9,412,122	Bank of Montreal	7-9-13	(89,424)
CAD	62,686,320	60,458,315	State Street Bank and	7-9-13	(44,068)
			Trust Company
CAD	3,167,231	3,075,729	Toronto Dominion	7-9-13	(23,294)
			Bank
EUR	3,951,773	5,169,432	Bank of Montreal	7-9-13	(32,200)
EUR	23,466,384	30,765,569	Dutsche Bank AG	7-9-13	(259,697)
EUR	25,660,662	33,605,716	State Street Bank and	7-9-13	(247,323)
			Trust Company
EUR	15,461,048	20,109,722	UBS AG	7-9-13	(10,641)
GBP	25,660,000	38,977,540	Canadian Imperial	7-9-13	775
			Bank of Commerce
GBP	54,370,000	82,266,470	Deutsche Bank AG	7-9-13	323,203
GBP	52,985,000	80,230,917	J Aron and Co. NY	7-9-13	254,899
GBP	18,010,000	27,071,551	Toronto Dominion	7-9-13	286,183
			Bank
NZD	55,975,000	46,542,304	Bank of Montreal	7-9-13	(2,159,076)
NZD	150,620,000	122,577,831	Canadian Imperial	7-9-13	(3,149,481)
			Bank of Commerce
NZD	75,600,000	62,787,763	State Street Bank and	7-9-13	(2,843,643)
			Trust Company
NZD	54,765,000	44,849,788	Toronto Dominion	7-9-13	(1,425,983)
			Bank
SGD	22,541,022	17,900,000	HSBC Bank USA, N.A.	7-9-13	(65,747)
Total		$780,815,438			($16,064,993)

Sells
AUD	8,895,000	$9,074,679	Bank of Montreal	7-9-13	$583,368
AUD	266,247,416	272,709,240	Bank of Nova Scotia	7-9-13	18,545,148
AUD	20,000,000	20,399,000	HSBC Bank USA, N.A.	7-9-13	1,306,676
AUD	9,447,743	9,629,140	J Aron and Co. NY	7-9-13	610,171
AUD	8,955,705	9,134,819	State Street Bank and	7-9-13	585,558
			Trust Company
CAD	47,048,739	46,542,304	Bank of Montreal	7-9-13	1,198,853
CAD	255,216,824	248,158,409	Bank of Montreal	7-9-13	2,191,949
CAD	125,944,626	122,577,831	Canadian Imperial	7-9-13	1,198,083
			Bank of Commerce
CAD	18,198,261	18,014,156	Canadian Imperial	7-9-13	475,493
			Bank of Commerce
CAD	58,867,060	58,353,044	HSBC Bank USA, N.A.	7-9-13	1,619,627
CAD	55,108,267	54,584,798	J Aron and Co. NY	7-9-13	1,473,937
CAD	38,353,028	38,026,759	Standard Chartered	7-9-13	1,063,841
			Bank
CAD	63,646,158	62,787,762	State Street Bank and	7-9-13	1,448,467
			Trust Company
CAD	45,688,614	44,849,788	Toronto Dominion	7-9-13	817,163
			Bank
EUR	59,267,412	77,279,964	Bank of Montreal	7-9-13	233,407

Annual report | Income Fund	45

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
EUR	6,274,378	$8,194,025	Deutsche Bank AG	7-9-13	$37,447
GBP	120,425,000	183,500,002	Bank of Nova Scotia	7-9-13	570,789
GBP	25,660,000	39,298,318	Canadian Imperial	7-9-13	320,003
			Bank of Commerce
GBP	108,500,000	164,355,785	Deutsche Bank AG	7-9-13	(458,993)
GBP	36,025,000	54,442,421	J Aron and Co. NY	7-9-13	(280,642)
GBP	33,885,000	51,596,690	Royal Bank of Canada	7-9-13	124,351
GBP	70,065,000	106,176,408	State Street Bank and	7-9-13	(254,444)
			Trust Company
GBP	18,010,000	27,141,070	Toronto Dominion	7-9-13	(216,664)
			Bank
NOK	50,817,624	8,762,264	Bank of Montreal	7-9-13	114,056
NOK	353,744,497	60,804,871	Bank of Nova Scotia	7-9-13	604,181
NZD	188,983,579	158,676,282	Bank of Nova Scotia	7-9-13	8,829,005
NZD	67,935,000	57,316,487	State Street Bank and	7-9-13	3,450,036
			Trust Company
NZD	74,560,000	60,458,315	State Street Bank and	7-9-13	1,338,824
			Trust Company
NZD	9,495,922	7,942,105	UBS AG	7-9-13	412,677
SEK	483,530,520	74,204,010	Bank of Montreal	7-9-13	1,258,993
SGD	45,878,914	36,784,136	HSBC Bank USA, N.A.	7-9-13	485,156
SGD	121,371,225	98,261,974	UBS AG	7-9-13	2,234,161
Total		$2,290,036,856			$51,920,677

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2013 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable-payable for	Forward foreign	$53,996,480	($18,140,796)
contracts	forward foreign currency	currency exchange
	exchange contracts	contracts

46	Income Fund | Annual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2013:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign currency	Net realized gain (loss)	—	($26,712,350)	($26,712,350)
contracts
Interest rate	Net realized gain (loss)	$1,253,756	—	$1,253,756
contracts
Total		$1,253,756	($26,712,350)	($25,458,594)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2013:

		TRANSLATION OF ASSETS
	STATEMENT OF	AND LIABILITIES IN
RISK	OPERATIONS LOCATION	FOREIGN CURRENCIES*

Foreign currency contracts	Change in unrealized	($761,412)
	appreciation (depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average net assets; (b) 0.45% of the next $150,000,000 of the Fund’s average daily net assets; (c) 0.40% of the next $250,000,000 of the Fund’s average daily net assets; (d) 0.35% of the next $150,000,000 of the Fund’s average daily net assets; and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to an annual effective rate of 0.33% of the Fund’s average daily net assets.

Annual report | Income Fund	47

Prior to October 1, 2012, the Advisor had contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excluded taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.48% for Class R6 shares.

During the year ended May 31, 2013, there were no waivers or reimbursements related to the above agreements.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. The waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $2,930 for the year ended May 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,705,157 for the year ended May 31, 2013. Of this amount, $326,744 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,163,331 was paid as sales commissions to broker-dealers and $215,082 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase

48	Income Fund | Annual report

cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $3,323, $279,848 and $46,022 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$5,252,631	$3,177,943
Class B	1,879,939	340,870
Class C	7,724,313	1,401,304
Class I	—	641,981
Class R1	113,057	4,190
Class R2	354	34
Class R3	26,789	1,137
Class R4	10,562	810
Class R5	4,942	2,463
Class R6	—	108
Total	$15,012,587	$5,570,840

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2013 and 2012 were as follows:

		Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	37,945,720	$255,013,905	95,512,896	$628,814,926
Distributions reinvested	12,383,844	83,207,992	14,655,272	95,683,699
Repurchased	(73,614,565)	(495,291,868)	(98,817,162)	(643,206,378)

Net increase (decrease)	(23,285,001)	($157,069,971)	11,351,006	$81,292,247

Annual report | Income Fund	49

		Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	4,052,462	$27,106,596	9,257,852	$60,800,479
Distributions reinvested	1,077,034	7,238,538	1,137,255	7,421,525
Repurchased	(5,345,403)	(35,967,477)	(6,640,594)	(43,426,471)

Net increase (decrease)	(215,907)	($1,622,343)	3,754,513	$24,795,533

Class C shares

Sold	13,934,331	$93,529,730	36,909,992	$243,001,254
Distributions reinvested	4,107,578	27,604,135	4,413,716	28,797,405
Repurchased	(24,217,868)	(163,019,067)	(21,792,090)	(142,218,100)

Net increase (decrease)	(6,175,959)	($41,885,202)	19,531,618	$129,580,559

Class I shares

Sold	109,114,349	$743,842,903	63,379,175	$414,234,575
Distributions reinvested	3,985,941	26,765,627	3,969,935	25,903,448
Repurchased	(38,289,327)	(255,882,728)	(52,580,154)	(342,933,608)

Net increase	74,810,963	$514,725,802	14,768,956	$97,204,415

Class R1 shares

Sold	1,255,937	$8,479,643	1,049,608	$6,896,593
Distributions reinvested	82,316	555,587	70,289	460,131
Repurchased	(648,262)	(4,371,347)	(581,291)	(3,788,613)

Net increase	689,991	$4,663,883	538,606	$3,568,111

Class R2 shares[1]

Sold	17,081	$116,351	15,129	$100,000
Distributions reinvested	10	66	—	—
Repurchased	(90)	(608)	—	—

Net increase	17,001	$115,809	15,129	$100,000

Class R3 shares

Sold	229,599	$1,547,603	362,044	$2,383,137
Distributions reinvested	30,189	202,988	24,469	159,393
Repurchased	(317,250)	(2,153,768)	(70,190)	(455,981)

Net increase (decrease)	(57,462)	($403,177)	316,323	$2,086,549

Class R4 shares

Sold	391,559	$2,653,257	316,445	$2,074,885
Distributions reinvested	23,034	154,852	14,647	95,729
Repurchased	(212,419)	(1,430,618)	(80,923)	(530,553)

Net increase	202,174	$1,377,491	250,169	$1,640,061

Class R5 shares

Sold	806,330	$5,415,704	1,578,514	$10,437,836
Distributions reinvested	72,555	486,364	68,107	444,174
Repurchased	(1,190,247)	(7,928,572)	(260,984)	(1,693,912)

Net increase (decrease)	(311,362)	($2,026,504)	1,385,637	$9,188,098

50	Income Fund | Annual report

		Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class R6 shares[2]

Sold	70,502	$471,600	17,917	$117,722
Distributions reinvested	2,370	16,021	28	181
Repurchased	(5,006)	(34,363)	—	—

Net increase	67,866	$453,258	17,945	$117,903

Net increase	45,742,304	$318,329,046	51,929,902	$349,573,476

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 48% and 18% of shares of beneficial interest of Class R2 and Class R6, respectively, on May 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $2,017,805,566 and $1,687,157,525, respectively, for the year ended May 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $0 and $56,612,923, respectively, for the year ended May 31, 2013.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended May 31, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.	8,564	None	($176,347)	None	None
Common stock
Bought: none
Sold: 8,564
Greektown Superholdings, Inc.	159,488	None	($1,840,147)	None	None
Preferred securities
Bought: none
Sold: 159,488

Annual report | Income Fund	51

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and
Shareholders of John Hancock Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Income Fund (formerly John Hancock Strategic Income Fund) (the “Fund”) at May 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 26, 2013

52	Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | Income Fund	53

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Income Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

54	Income Fund | Annual report

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

Annual report | Income Fund	55

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted the Fund had outperformed its benchmark index and peer group for the one-, three- and five-year periods ended December 31, 2012.

The Board concluded that the performance of the Fund has generally been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees and total expenses for this Fund are below the peer group medians.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative service to the Fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

56	Income Fund | Annual report

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

Annual report | Income Fund	57

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted

58	Income Fund | Annual report

performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the Fund generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s benchmark and the Fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Certain subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the

Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Income Fund	59

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

60	Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Income Fund	61

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

62	Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Income Fund	63

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

64	Income Fund | Annual report

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	91A 5/13
MF146647	7/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective December 12, 2012, Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to December 12, 2012, Gregory A. Russo was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Income Fund (formerly
John Hancock Strategic Income Fund)	$ 57,787	$ 50,207

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2013	May 31, 2012

John Hancock Income Fund	$ 737	$ 784

Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended May 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock Income Fund	$ 3,222	$ 3,128

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Fund	May 31, 2013	May 31, 2012

John Hancock Income Fund	$ 2,200	$ 1,311

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Trust	May 31, 2013	May 31, 2012

John Hancock Strategic Series	$2,841,345	$3,335,685

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective December 12, 2012, the members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

Prior to December 12, 2012, the members of the audit committee were as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie

President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie

President

Date:	July 25, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	July 25, 2013